Consolidated Statements of Shareholders’ Equity/(Deficit) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Meta Data Limited shareholders’ equity CNY (¥)	Meta Data Limited shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance as of August 31, 2022 (in Dollars)	¥ 42		¥ 5,501,992		¥ (203,759)		¥ 7,080		¥ (4,300,153)		¥ 87,148		¥ 1,092,350		¥ 65,123		¥ 1,157,473
Balance as of August 31, 2022 (in Shares) | shares	6,427,103,843	6,427,103,843
Balance at Aug. 31, 2019	¥ 42		5,501,992		(203,759)		7,080		(4,300,153)		87,148		1,092,350		65,123		1,157,473
Balance (in Shares) at Aug. 31, 2019 | shares	6,427,103,843	6,427,103,843
Comprehensive income (loss)									(729,829)		12,019		(717,810)		(38,813)		(756,623)
Appropriation of statutory reserves							5,190		(5,190)
Share repurchase	¥ (1)				(70,889)								(70,890)				¥ (70,890)
Share repurchase (in Shares) | shares	(76,586,600)	(76,586,600)															76,586,600	76,586,600
Exercise of employee stock options	¥ 1		7,774										7,775				¥ 7,775
Exercise of employee stock options (in Shares) | shares	92,428,720	92,428,720
Acquisition of subsidiaries															39,198		39,198
Disposal of interests in subsidiaries			25										25		(25)
Disposal of subsidiaries															3,944		3,944
Acquisition of noncontrolling interests			(48,799)										(48,799)		(21,285)		(70,084)
Distribution to noncontrolling interests															(7,056)		(7,056)
Capital contribution															250		250
Share-based compensation			137,986										137,986				137,986
Balance at Aug. 31, 2020	¥ 42		5,598,978		(274,648)		12,270		(5,035,172)		99,167		400,637		41,336		441,973
Balance (in Shares) at Aug. 31, 2020 | shares	6,442,945,963	6,442,945,963
Balance as of August 31, 2022 (in Dollars)	¥ 42		5,598,978		(274,648)		12,270		(5,035,172)		99,167		400,637		41,336		441,973
Balance as of August 31, 2022 (in Shares) | shares	6,442,945,963	6,442,945,963
Comprehensive income (loss)									(5,043,257)		(6,474)		(5,049,731)		(30,932)		(5,080,663)
Appropriation of statutory reserves							4,157						4,157				4,157
Exercise of employee stock options			(303,878)		274,304								(29,574)				(29,574)
Exercise of employee stock options (in Shares) | shares	168,713,598	168,713,598
Share-based compensation			42,862										42,862				42,862
Balance at Aug. 31, 2021	¥ 42		5,337,962		(344)		16,427		(10,078,429)		92,693		(4,631,649)		10,404		(4,621,245)
Balance (in Shares) at Aug. 31, 2021 | shares	6,611,659,561	6,611,659,561
Balance as of August 31, 2022 (in Dollars)	¥ 42		5,337,962		(344)		16,427		(10,078,429)		92,693		(4,631,649)		10,404		(4,621,245)
Balance as of August 31, 2022 (in Shares) | shares	6,611,659,561	6,611,659,561
Comprehensive income (loss)									(1,163,574)		(53,775)		(1,217,349)		(36,418)		(1,253,767)
Exercise of employee stock options			(344)		344
Exercise of employee stock options (in Shares) | shares	20,065	20,065
Disposal of subsidiaries			(11,596)										(11,596)				(11,596)
Capital contribution	¥ 55		196,281										196,336				196,336
Capital contribution (in Shares) | shares	8,000,000,000	8,000,000,000
Share-based compensation			306,832										306,832				306,832
Balance at Aug. 31, 2022	¥ 97	$ 14	5,829,135	$ 846,151			16,427	$ 2,385	(11,242,003)	$ (1,631,878)	38,918	$ 5,650	(5,357,426)	$ (777,678)	(26,014)	$ (3,776)	(5,383,440)	$ (781,454)
Balance (in Shares) at Aug. 31, 2022 | shares	14,611,679,626	14,611,679,626
Balance as of August 31, 2022 (in Dollars)	¥ 97	$ 14	¥ 5,829,135	$ 846,151			¥ 16,427	$ 2,385	¥ (11,242,003)	$ (1,631,878)	¥ 38,918	$ 5,650	¥ (5,357,426)	$ (777,678)	¥ (26,014)	$ (3,776)	¥ (5,383,440)	$ (781,454)
Balance as of August 31, 2022 (in Shares) | shares	14,611,679,626	14,611,679,626